Income tax and social contribution	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
Income tax and social contribution

8.	Income tax and social contribution
8.a	Recoverable income tax and social contribution

	2023	2022

Recoverable income tax and social contribution	713,279	879,227

Income tax	429,461	645,192
Social contribution	283,818	234,035

Current portion	(494,382)	(361,349)
Non-current portion	218,897	517,878

In September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. At that time, TIM recorded its best estimate, in the amount of R$ 535 million (principal). Over the years, there has been recognition of the inflation adjustment in the amounts of R$ 11 million in 2021, R$ 61 million in 2022, and R$ 41 million in 2023.

In the third quarter of 2023, TIM’s lawsuit received a favorable final and unappealable decision and obtained credit approval from the Brazilian Federal Revenue Service. At this time, the tax credits recognized in assets were segregated, as the tax credit is made up of corporate income tax (IRPJ) and social contribution (CSLL) amounts overpaid and subject to offset against other federal debts and deferred tax assets backed by tax loss balances and negative basis of CSLL offset over the years considering a taxable income, increased by the SELIC update on undue debts. By reducing taxable income, it was possible to partially recover the tax losses, as the legislation provides for the offsetting of up to 30% of the taxable income for the period.

Thus, the Company carried out the reclassification between asset accounts (Recoverable income tax and social contribution x Deferred income tax and social contribution) amounting R$ 156 million, recognizing deferred tax losses in the amount of R$ 156 million. The amount of R$ 470 million that was reclassified from non-current to current remained in recoverable income tax and social contribution accounts. A write-off of R$ 13 million was made in the third quarter of 2023. During 2023, the Company started using such tax credits to offset current PIS and COFINS debits and other federal taxes. In 2023, the Company recognized credits in the total amount of R$ 151 million.

8.b	Income tax and social contribution payable

Current income tax and social contribution charges are calculated on the basis of the tax laws enacted, or substantially enacted, up to the balance sheet date.

The legislation allows companies to opt for quarterly or monthly payment of income tax and social contribution. In 2023 the Company has chosen to make the monthly payment of income tax and social contribution while in 2022, it chose to make quarterly payments.

	2023	2022

Income tax and social contribution payable	64,407	78,351

Income tax	-	34,207
Social contribution	64,407	44,144

Current portion	(64,407)	(78,351)

8.c	Deferred income tax and social contribution

Deferred income tax and social contribution are recognized on (1) tax losses and accumulated tax loss carryforwards; and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the consolidated financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, at the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

The balances of deferred income tax assets and liabilities are presented on a net basis in balance sheet if and only if there is a legally enforceable right to set off and the intention of offsetting them upon calculation of current taxes, in general related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities are in general presented separately, and not at net balance.

On December 31, 2023, 2022 and 2021 the enacted rates were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2023	2022

Tax loss carryforwards and negative basis of social contribution	201,227	225,882
Temporary differences:
Provision for legal and administrative proceedings	499,603	381,865
Provision for expected credit losses	242,160	220,911
Rental of infrastructure - LT Amazonas	37,159	34,657
Provision for employee profit sharing	57,890	49,989
Taxes with enforceability suspended(i)	948,808	711,897
Amortized Goodwill-TIM Fiber	(34,560)	(34,560)
Derivative financial instruments	(236,259)	(161,174)
Capitalized interest - 5G	(281,721)	(281,468)
Deemed costs – TIM S.A.	(23,356)	(32,177)
Adjustments related to IFRS 16 (ii)	675,817	596,495
Accelerated depreciation (iii)	(891,051)	(715,041)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	(249,477)
Impairment loss (v)	378,601	557,932
Amortized Goodwill – Cozani	(231,894)	-
Amortization of surplus	60,336	45,591
Other assets	148,010	167,018
Other liabilities	(43,799)	(20,800)
	1,257,494	1,497,540

Deferred income tax and social contribution on tax losses and negative bases not recognized yet	-	(129,954)
	1,257,494	1,367,586

Deferred tax asset	3,205,814	2,992,237
Deferred tax liability	(1,948,320)	(1,624,651)

(i)	Mainly represented by the Fistel fee (TFF) for the financial years 2020, 2021, 2022 and 2023 of TIM S.A. and the TFF referring to Cozani's 2022 financial year. The Operating Inspection Fee (TFF) for the years 2020, 2021, 2022 and 2023 of TIM S.A. and TFF for 2022 of Cozani had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See Note 22 for details.

(ii)	Represents the addition of new contracts. The temporary difference of the IFRS 16 contracts is due to the difference in the timing of recognition of the accounting and tax expense, under the terms of the current legislation.

(iii)	TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the computation of current income taxes, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 891 million on December 31, 2023 (R$ 663 million on December 31, 2022).

(iv)	Refers to deferred charges on the adjustment at fair value of the non-controlling interest calculated in the sale of Fiber Co (currently I-Systems), which took place in November 2021, from TIM S.A. to IHS Fiber Brasil - Cessão de Infraestruturas Ltda (see Note 14).

(v)	Represents the deferred charges recorded by the Company, in connection with the impairment of tangible assets recorded by Cozani, prior to the business acquisition in April of 2022.

Expected recovery of deferred tax assets

The estimates of recoverability of deferred tax assets were calculated taking into consideration financial and business assumptions available on December 31, 2023.

Based on these projections, the Company expects to recover deferred tax assets in the following years:

	Tax losses and negative basis	Temporary differences	Total
2024	201,227	694,157	895,384
2025	-	197,399	197,399
2026	-	159,615	159,615
2027 and beyond	-	1,953,416	1,953,416
Total	201,227	3,004,587	3,205,814

The Company based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its tax losses, negative social contribution basis and temporary differences.

The Company realized deferred tax assets in the amount of R$ 105,299 throughout 2023 (R$ 123,948 in 2022).

8.d	Expense with current and deferred income tax and social contribution

	2023	2022
Current income tax and social contribution taxes
Income tax for the year	(248,792)	(247,492)
Social contribution for the year	(67,190)	(85,452)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
	(80,229)	(175,690)
Deferred income tax and social contribution
Deferred income tax	(180,709)	95,583
Deferred social contribution	(85,673)	29,954
	(266,382)	125,537
	(346,611)	(50,153)

The reconciliation between income tax and social contribution expense as calculated by applying combined tax rates and amounts reflected in the statements income is as follows:

	2023	2022

Profit before income tax and social contribution	3,184,033	1,720,908
Combined tax rate	34%	34%
Income tax and social contribution at the combined statutory rates	(1,082,571)	(585,109)
(Additions) / exclusions:
Equity in earnings	(30,364)	(20,939)
Permanent additions, exclusions:
Non-taxable revenues	16,573	152,277
Non-deductible expenses	(25,069)	(120,682)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
Tax benefit related to interest on shareholders’ equity	544,000	476,000
Tax losses and temporary differences not recognized	-	(129,954)
Other amounts	(4,933)	21,000

	735,960	534,956
Income tax and social contribution expense	(346,611)	(50,153)
Effective rate	10.89%	2.91%

(i)	As mentioned in Note 26 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.